UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

    X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001827894 (PMIT Residential Funding I LLC)

BRAVO Residential Funding Trust 2020-RPL2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Kent Smith, Authorized Person, 949-720-6652
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.        Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.        Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1—Narrative
Schedule 2—Valuation Report
Schedule 3—Agency Grading Report
Schedule 4—ATR Report
Schedule 5—Data Compare Report
Schedule 6—Exception Report

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title and Closing Ltd.

Schedule 1—Narrative
Schedule 2—Title Summary Report

99.3	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative
Schedule 2—Comments Report
Schedule 3—Compliance Report
Schedule 4—Data Compare Report
Schedule 5—Modification Report
Schedule 6—Pay History Report
Schedule 7—Title Report
Schedule 8—JC3 Compliance Summary Report
Schedule 9—JC3 Itemized Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 15, 2020

PMIT RESIDENTIAL FUNDING I LLC (Securitizer)

By:	/s/ Kent Smith
Name: Kent Smith
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1—Narrative
Schedule 2—Valuation Report
Schedule 3—Agency Grading Report
Schedule 4—ATR Report
Schedule 5—Data Compare Report
Schedule 6—Exception Report

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title and Closing Ltd.

Schedule 1—Narrative
Schedule 2—Title Summary Report

99.3	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative
Schedule 2—Comments Report
Schedule 3—Compliance Report
Schedule 4—Data Compare Report
Schedule 5—Modification Report
Schedule 6—Pay History Report
Schedule 7—Title Report
Schedule 8—JC3 Compliance Summary Report
Schedule 9—JC3 Itemized Report